Revenue (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended			10 Months Ended	12 Months Ended		24 Months Ended		48 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	May 31, 2019	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021	Mar. 31, 2021	Jul. 31, 2021
Disaggregation of Revenue [Line Items]
Research and development cost		$ 46,535,671	$ 12,601,333			$ 27,908,659	$ 8,019,705
Offset cost						12,000,000
National Institute of Health [Member]
Disaggregation of Revenue [Line Items]
Grant								$ 1,400,000
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue		49,800,000	27,100,000			52,800,000	2,900,000
Grant									$ 1,500,000
Grant income		41,000	86,000			99,000	97,000
Remaining grant		853,000				1,100,000
Contract cost		143,000,000				$ 143,000,000
Additional development	$ 60,500,000
Revenue remaining percentage						9.00%
Revenue remaining obligation						$ 12,000,000
Research and development cost						0
Government [Member] | National Institute of Health [Member]
Disaggregation of Revenue [Line Items]
Grant								$ 1,400,000
Grant income		457,000	219,000			228,000	343,000
Remaining grant		243,000				850,000
Contract cost	$ 204,000,000
Government [Member] | Geneva Foundation [Member]
Disaggregation of Revenue [Line Items]
Grant										$ 2,700,000
Grant income		72,000	248,000			351,000	261,000
Remaining grant		1,500,000				1,600,000
Government [Member] | Advanced Technology International [Member]
Disaggregation of Revenue [Line Items]
Grant		25,000,000				25,000,000
Grant income		49,200,000	26,500,000			52,100,000	2,200,000
Remaining grant		100,100,000				88,800,000
Non Government [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 0	2,400,000			$ 2,400,000	500,000
Grant income			$ 2,400,000
Contracts description		there were three contracts for a combined $2.4 million that were started and completed in 2020.				there were three contracts for a combined $2.4 million that were started and completed in 2020.
Description		These contracts were related to research and development for a COVID-19 therapeutic ($2 million) and two other targets ($400,000)				These contracts were related to research and development for a COVID-19 therapeutic ($2 million) and two other targets ($400,000).
Non Government [Member] | Battelle Memorial Institute [Member]
Disaggregation of Revenue [Line Items]
Grant revenue					$ 2,000,000.0
Income from contract							400,000
Non Government [Member] | Henry Jackson Foundation [Member]
Disaggregation of Revenue [Line Items]
Grant revenue				$ 250,000
Income from contract							$ 51,000
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue percentage		100.00%	92.00%			96.00%	85.00%
Non Government [Member]
Disaggregation of Revenue [Line Items]
Revenue percentage		0.00%	8.00%			4.00%	12.00%